Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill

The following table presents details of the Company’s total goodwill:

As of September 30, 2021	$2,622,644
Goodwill resulting from acquisitions(1)	48,395
Other	(8,214)
As of September 30, 2022	$2,662,825
Goodwill resulting from acquisitions(2)	86,216
As of September 30, 2023	$2,749,041

Details Regarding Total Definite-Lived Purchased Intangible Assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2023
Core technology	$939,732	$(875,336)	$64,396
Customer relationships	732,580	(619,232)	113,348
Other	48,404	(44,609)	3,795
Total	$1,720,716	$(1,539,177)	$181,539
September 30, 2022
Core technology	$898,448	$(837,404)	$61,044
Customer relationships	703,824	(591,119)	112,705
Other	47,540	(42,977)	4,563
Total	$1,649,812	$(1,471,500)	$178,312

Estimated Future Amortization Expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2023 is as follows:

Amount
Fiscal year:
2024	$52,679
2025	47,868
2026	34,959
2027	23,610
2028	16,748
Thereafter	5,675
Total	$181,539